SCHEDULE IV	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Reinsurance

	2011	2010	2009
Life insurance inforce:
Direct	$56,540.1	$59,388.5	$61,814.4
Assumed	349.3	374.2	403.5
Ceded	(13,616.9)	(14,800.9)	(16,461.5)
Net insurance inforce	$43,272.5	$44,961.8	$45,756.4
Percentage of assumed to net	.8%	.8%	.9%

	2011	2010	2009
Insurance policy income:
Direct	$2,540.6	$2,525.5	$2,451.8
Assumed	80.4	92.6	475.5
Ceded	(238.1)	(258.6)	(179.4)
Net premiums	$2,382.9	$2,359.5	$2,747.9
Percentage of assumed to net	3.4%	3.9%	17.3%